Note 11 - Long-term Debt and Financing (Tables)	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Maturity	June 30, 2018	March 31, 2018
Credit facility (a)	September 1, 2020	$153,325	$122,115
Less: Debt issue costs (a)		(2,439)	(664)
6.75% $100M convertible debentures (b)	March 31, 2023	86,018	85,760
6.75% $160M convertible debentures (c)	December 31, 2021	148,816	148,146
6.5% convertible bonds (d)	July 29, 2019	193,142	188,147
5.75% convertible debentures (e)	September 30, 2018	-	-
		578,862	543,504
Less: Current portion		-	(121,451)
		$578,862	$422,053

Disclosure of maturity of debt [text block]
	Less than 1 year	1-3 years	4-5 years	More than 5 years	Total

Credit facility (a)	$-	$153,325	$-	$-	$153,325
6.75% $100M convertible debentures (b)	-		100,000		100,000
6.75% $160M convertible debentures (c)	-	-	160,000	-	160,000
6.5% convertible bonds (d)	-	197,520	-	-	197,520
	$-	$350,845	$260,000	$-	$610,845

Disclosure of reconciliation of liabilities arising from financing activities [text block]
	As at April 1, 2018	Cash inflows / (outflows)	FX	Non-cash changes	As at June 30, 2018

Credit facility (a)	$121,451	$29,037	$-	$398	$150,886
6.75% $100M convertible debentures (b)	85,760	-	-	258	86,018
6.75% $160M convertible debentures (c)	148,146	-	-	670	148,816
6.5% convertible bonds (d)	188,147	-	3,995	1,000	193,142
	543,504	29,037	3,995	2,326	578,862
Less: Current portion	(121,451)	-	-	-	-
	422,053	29,037	3,995	2,326	578,862
	As at April 1, 2017	Cash inflows / (outflows)	FX	Non-cash changes	As at March 31, 2018

Credit facility (a)	$66,001	$53,857	$-	$1,593	$121,451
6.75% $100M convertible debentures (b)	-	95,869	-	(10,109)	85,760
6.75% $160M convertible debentures (c)	145,579	-	-	2,567	148,146
6.5% convertible bonds (d)	190,486	-	(6,101)	3,761	188,147
5.75% convertible debentures (e)	96,022	(100,000)	-	3,978	-
	498,088	49,726	(6,101)	1,790	543,504
Less: Current portion	-	-	-	-	(121,451)
	498,088	49,726	(6,101)	1,790	422,053

Disclosure of finance cost [text block]
	2018	2017
Credit facility (a)	$4,434	$2,638
6.75% $100M convertible debentures (b)	2,292	-
6.75% $160M convertible debentures (c)	3,370	2,720
6.5% convertible bonds (d)	4,147	4,054
5.75% convertible debentures (e)	-	2,073
Unwinding of discount and other	2,097	505
	$16,340	$11,990